COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
Bank guarantees	$ 74,116		$ 72,842			$ 29,100
Down payment receivables					$ 29,100
Income from OCS grants	801		$ 1,174	$ 1,548
Damages sought by plaintiff	75,000
Plaintiff payment | ₪		₪ 40
Fitel [Member]
Operating Leased Assets [Line Items]
Bank guarantees	$ 23,600
Guarantees exipred	February 2020	February 2020